Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income (Loss)
Net revenue	$ 156,241	$ 151,463	$ 136,936	$ 133,306	$ 119,638	$ 122,765	$ 126,622	$ 108,294	$ 83,691	$ 457,250	$ 389,880	$ 541,343	$ 441,372
Cost of revenue (exclusive of depreciation and amortization, stated separately below):
Compensation	58,517		46,424							167,263	132,928	183,817	164,552
Other costs of revenue	6,658		5,646							17,331	14,629	20,800	14,536
Total cost of revenue	65,175		52,070							184,594	147,557	204,617	179,088
Selling, general and administrative expenses (exclusive of depreciation and amortization, stated separately below):
Compensation	32,496		16,997							74,782	52,586	70,802	49,777
Other selling, general and administrative expenses	13,978		16,351							44,152	44,423	65,943	42,760
Total selling, general and administrative expenses	46,474		33,348							118,934	97,009	136,745	92,537
Depreciation and amortization of property and equipment	5,218		3,773							14,864	9,270	12,695	7,416
Amortization of intangible assets	15,203		15,437							45,618	46,256	61,467	52,355
Transaction-related expenses	16		354							909	354	1,469	5,745
Impairment of intangible assets			27,826								27,826	27,826	74,034
Total operating expenses	132,086		132,808							364,919	328,272	444,819	411,175
Operating income	24,155	34,916	4,128	33,773	23,707	(47,680)	33,128	27,726	17,023	92,331	61,608	96,524	30,197
Other expense (income):
Interest expense	9,625		16,180							40,345	49,855	65,561	51,717
Loss on extinguishment of debt	9,349									16,417	4,084	4,084	21,524
Other non-operating (income) expense	(113)		(187)							(771)	(384)	(826)	(415)
Total other expense (income)	18,861		15,993							55,991	53,555	68,819	72,826
Income (loss) from continuing operations before income taxes	5,294		(11,865)							36,340	8,053	27,705	(42,629)
Income tax expense (benefit)	711		(4,571)							12,780	3,932	14,401	(16,804)
Income (loss) from continuing operations	4,583	9,183	(7,294)	7,780	3,635	(38,967)	9,534	3,949	(341)	23,560	4,121	13,304	(25,825)
Gain on discontinued operations, net of tax											559	559
Net income (loss)	4,583	$ 9,183	(7,294)	$ 7,780	$ 4,194	$ (38,967)	$ 9,534	$ 3,949	$ (341)	23,560	4,680	13,863	(25,825)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	14		(1,045)							(657)	(1,284)	(667)	(1,293)
Change in fair value of derivative instruments	(49)		(1,061)							(615)	(2,629)	(2,345)	(623)
Total other comprehensive (loss) income	(35)		(2,106)							(1,272)	(3,913)	(3,009)	(1,916)
Comprehensive income (loss)	$ 4,548		$ (9,400)							$ 22,288	$ 767	$ 10,854	$ (27,741)
Earnings (loss) per share from continuing operations:
Basic (in dollars per share)	$ 0.05	$ 0.12	$ (0.09)	$ 0.10	$ 0.04					$ 0.28	$ 0.05	$ 0.17	$ (0.40)
Diluted (in dollars per share)	0.05	0.12	(0.09)	0.10	0.04					0.27	0.05	0.17	(0.40)
Earnings per share from discontinued operations:
Basic (in dollars per share)					0.01						0.01	0.01
Diluted (in dollars per share)					0.01						0.01	0.01
Total earnings (loss) per share:
Basic (in dollars per share)	0.05	0.12	(0.09)	0.10	0.05	$ (0.50)	$ 0.12	$ 0.06	$ (0.01)	0.28	0.06	0.18	(0.40)
Diluted (in dollars per share)	$ 0.05	$ 0.12	$ (0.09)	$ 0.10	$ 0.05	$ (0.50)	$ 0.12	$ 0.06	$ (0.01)	$ 0.27	$ 0.06	$ 0.18	$ (0.40)